Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.684%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,707,238.89

Principal:
Principal Collections	$24,904,992.39
Prepayments in Full	$13,597,934.59
Liquidation Proceeds	$601,795.35
Recoveries	$24,961.46
Sub Total	$39,129,683.79
Collections	$41,836,922.68

Purchase Amounts:
Purchase Amounts Related to Principal	$394,441.67
Purchase Amounts Related to Interest	$2,036.29
Sub Total	$396,477.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,233,400.64

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,233,400.64
Servicing Fee	$779,869.87	$779,869.87	$0.00	$0.00	$41,453,530.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,453,530.77
Interest - Class A-2a Notes	$46,052.57	$46,052.57	$0.00	$0.00	$41,407,478.20
Interest - Class A-2b Notes	$59,982.50	$59,982.50	$0.00	$0.00	$41,347,495.70
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$40,832,295.70
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$40,679,529.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,679,529.70
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$40,599,378.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,599,378.53
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$40,541,463.53
Third Priority Principal Payment	$279,858.60	$279,858.60	$0.00	$0.00	$40,261,604.93
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$40,190,527.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,190,527.43
Regular Principal Payment	$36,682,517.13	$36,682,517.13	$0.00	$0.00	$3,508,010.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,508,010.30
Residual Released to Depositor	$0.00	$3,508,010.30	$0.00	$0.00	$0.00
Total		$42,233,400.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$279,858.60
Regular Principal Payment					$36,682,517.13
Total					$36,962,375.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,544,126.61	$67.65	$46,052.57	$0.21	$14,590,179.18	$67.86
Class A-2b Notes	$22,418,249.12	$67.65	$59,982.50	$0.18	$22,478,231.62	$67.83
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$36,962,375.73	$22.94	$983,144.74	$0.61	$37,945,520.47	$23.55

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$68,226,022.44	0.3173303	$53,681,895.83	0.2496832
Class A-2b Notes	$105,163,273.65	0.3173303	$82,745,024.53	0.2496832
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$878,729,296.09	0.5454761	$841,766,920.36	0.5225315

Pool Information
Weighted Average APR	3.514%	3.506%
Weighted Average Remaining Term	43.26	42.45
Number of Receivables Outstanding	52,059	50,791
Pool Balance	$935,843,838.45	$895,967,169.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$884,419,963.26	$846,859,437.49
Pool Factor	0.5605876	0.5367007

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$13,439,507.54
Yield Supplement Overcollateralization Amount	$49,107,731.86
Targeted Overcollateralization Amount	$54,200,248.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,200,248.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		130	$377,505.10
(Recoveries)		52	$24,961.46
Net Loss for Current Collection Period			$352,543.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4521%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5420%
Second Prior Collection Period			0.4470%
Prior Collection Period			0.4676%
Current Collection Period			0.4619%
Four Month Average (Current and Prior Three Collection Periods)			0.4796%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,445	$5,110,110.13
(Cumulative Recoveries)			$303,609.84
Cumulative Net Loss for All Collection Periods			$4,806,500.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2879%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,090.02
Average Net Loss for Receivables that have experienced a Realized Loss			$1,965.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	564	$11,881,447.32
61-90 Days Delinquent	0.12%	51	$1,059,010.86
91-120 Days Delinquent	0.06%	23	$559,009.09
Over 120 Days Delinquent	0.05%	20	$449,966.52
Total Delinquent Receivables	1.56%	658	$13,949,433.79

Repossession Inventory:
Repossessed in the Current Collection Period		35	$849,792.40
Total Repossessed Inventory		62	$1,583,249.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1427%
Prior Collection Period			0.1902%
Current Collection Period			0.1851%
Three Month Average			0.1726%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer